Disposals and business closures - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	£ (3,091)	£ (3,177)	£ (2,769)
Property, plant and equipment	(217)	(250)
Inventories	(91)	(105)
Trade and other receivables	(1,050)	(1,139)
Current tax (receivable)/payable	(32)	(43)
Cash and cash equivalents (excluding overdrafts)	(312)	(558)
Provisions for other liabilities and charges	15	14
Retirement benefit obligations	44	61
Trade and other liabilities	1,275	1,254
Financial liabilities – borrowings	1,161	1,230
Net assets disposed	3,988	4,415
Proceeds – current year disposals	1	291	108
Costs and other disposal liabilities paid	(27)	(23)	(17)
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	(53)	(77)	(3)
Property, plant and equipment	(5)	(11)	(48)
Intangible assets – product development	(15)	(39)	(6)
Inventories	(1)	(33)	(2)
Trade and other receivables	(65)	(106)	(6)
Deferred tax	8	(12)
Current tax (receivable)/payable	(2)	0	0
Cash and cash equivalents (excluding overdrafts)	(12)	(21)	(24)
Provisions for other liabilities and charges	0	1	3
Retirement benefit obligations	0	2
Trade and other liabilities	31	52	4
Financial liabilities – borrowings	0	8	67
Net assets disposed	(114)	(236)	(15)
Cumulative currency translation adjustment	122	5	(4)
Proceeds – current year disposals	1	291	108
Proceeds – prior year disposals	0	86	16
Deferred proceeds	12	2
Cash and cash equivalents disposed	(12)	(21)	(24)
Costs of disposals	(30)	(25)	(24)
Net cash inflow/(outflow)	(38)	333	83
(Loss)/gain on disposal	£ (9)	£ 37	£ 65